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                                                  Filed pursuant to Rule 497(e)
                                                     Registration No. 033-39133



                              LOOMIS SAYLES FUNDS

                       LOOMIS SAYLES HIGH INCOME FUND AND
          LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND (THE "FUNDS")

                       SUPPLEMENT DATED JULY 23, 2002 TO
                  LOOMIS SAYLES FIXED INCOME FUNDS PROSPECTUS
                 DATED FEBRUARY 1, 2002, AS REVISED MAY 1, 2002

Effective immediately, shares of the Funds will no longer be available for purchase. The Funds currently intend to cease operations on or about September 20, 2002.